Filed under Rule 497(e)
Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

(the “Portfolio”)

Supplement dated June 4, 2025

to the Portfolio’s Statement of Additional Information (“SAI”)

dated May 1, 2025, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” in the section pertaining to J.P. Morgan Investment Management Inc. (“JP Morgan”), Daniel Bloomgarden’s information is hereby deleted and the following is added:

Adviser/ Subadvisers	Portfolio Managers	Other Accounts (As of 03/31/2025)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)
JP Morgan	Stein, Michael	1	$3,074	3	$579	—	—

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SASTSAI-SUP1.4 (6/25)